Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$821,784.03

Principal:
Principal Collections	$13,285,401.46
Prepayments in Full	$5,478,944.49
Liquidation Proceeds	$203,748.98
Recoveries	$60,475.85
Sub Total	$19,028,570.78
Collections	$19,850,354.81

Purchase Amounts:
Purchase Amounts Related to Principal	$94,391.76
Purchase Amounts Related to Interest	$362.56
Sub Total	$94,754.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,945,109.13

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,945,109.13
Servicing Fee	$348,493.29	$348,493.29	$0.00	$0.00	$19,596,615.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,596,615.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,596,615.84
Interest - Class A-3 Notes	$232,007.73	$232,007.73	$0.00	$0.00	$19,364,608.11
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$19,241,056.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,241,056.11
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$19,190,823.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,190,823.11
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$19,153,337.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,153,337.44
Regular Principal Payment	$17,349,066.46	$17,349,066.46	$0.00	$0.00	$1,804,270.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,804,270.98
Residual Released to Depositor	$0.00	$1,804,270.98	$0.00	$0.00	$0.00

Total		$19,945,109.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,349,066.46
Total					$17,349,066.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,349,066.46	$48.00	$232,007.73	$0.64	$17,581,074.19	$48.64
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$17,349,066.46	$16.48	$443,278.40	$0.42	$17,792,344.86	$16.90

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$215,821,142.59	0.5971478	$198,472,076.13	0.5491452
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$363,441,142.59	0.3452630	$346,092,076.13	0.3287817

Pool Information
Weighted Average APR	2.568%	2.575%
Weighted Average Remaining Term	35.39	34.60
Number of Receivables Outstanding	20,637	20,196
Pool Balance	$418,191,942.41	$398,879,550.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$388,135,561.87	$370,496,809.52
Pool Factor	0.3648542	0.3480050

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$28,382,740.71
Targeted Overcollateralization Amount	$52,787,474.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,787,474.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$249,905.49
(Recoveries)		29	$60,475.85
Net Loss for Current Collection Period			$189,429.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5436%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3902%
Second Prior Collection Period			0.2641%
Prior Collection Period			0.2509%
Current Collection Period			0.5564%
Four Month Average (Current and Prior Three Collection Periods)			0.3654%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		938	$4,088,506.41
(Cumulative Recoveries)			$751,314.25
Cumulative Net Loss for All Collection Periods			$3,337,192.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2912%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,358.75
Average Net Loss for Receivables that have experienced a Realized Loss			$3,557.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	147	$4,021,333.53
61-90 Days Delinquent	0.14%	21	$546,914.79
91-120 Days Delinquent	0.02%	4	$73,211.19
Over 120 Days Delinquent	0.06%	8	$240,096.10
Total Delinquent Receivables	1.22%	180	$4,881,555.61

Repossession Inventory:
Repossessed in the Current Collection Period		11	$287,255.07
Total Repossessed Inventory		15	$390,645.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2470%
Prior Collection Period			0.2326%
Current Collection Period			0.1634%
Three Month Average			0.2143%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2157%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$1,187,898.47
2 Months Extended	61	$1,690,895.45
3+ Months Extended	6	$186,311.29

Total Receivables Extended	107	$3,065,105.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer